UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 2549

FORM N-PX

Investment Company Act File Number: 811-22299

RENN Fund, Inc.

8080 N. Central Expressway, Suite 210, LB-59

Dallas, Texas

75206-1857

(Address of Principal Executive Offices)

(Zip Code)

Russell G. Cleveland

8080 N. Central Expressway, Suite 210, LB-59

Dallas, Texas 75206-1857

(Name and Address of Agent for Service)

Registrant’s telephone number: 214-891-8294

Date of Fiscal Year-End: 12/31/2014

Date of reporting period: 07/01/2014 – 06/30/2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CRR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.

Item 1: Proxy Voting Record.

Disclosed is the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	RENN Fund, Inc.

By:	/s/ Russell Cleveland
Title:	President, CEO, and Director
Date:	August 20, 2015

IDI, Inc.
Ticker:	IDI	Security ID:	G88685-105
Meeting Date:	03/17/2015	Meeting Type:	Annual
Record Date:	01/01/2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Election of Directors:
1.1	Robert N. Fried	Management	Yes	For	For
1.2	Derek Dubner	Management	Yes	For	For
1.3	Steven D. Rubin	Management	Yes	For	For
1.4	Daniel Brauser	Management	Yes	For	For
1.5	Peter Benz	Management	Yes	For	For
1.6	Michael Brauser	Management	Yes	For	For
1.7	Ken Hunter	Management	Yes	For	For
2.0	To approve the IDI, Inc., 2015 Stock Incentive Plan and ratify awards made under the Plan.	Management	Yes	For	For
3.0	Advisory approval of IDI’s 2014 executive compensation.	Management	Yes	For	For
4.0	Advisory approval of the frequency of future stockholder advisory votes relating to IDI’s executive compensation.	Management	Yes	1 Year	For

Flamel Technologies S.A.
Ticker:	FLML	Security ID:	338488-109
Meeting Date:	05/19/2015	Meeting Type:	Annual
Record Date:	06/26/2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Approval of Statutory Accounts for year ended December 31, 2014	Management	Yes	For	For
2.0	Allocation of results	Management	Yes	For	For
3.0	Renewal of Mr. Anderson as Director	Management	Yes	For	For
4.0	Renewal of Mr. Cerutti as Director	Management	Yes	For	For
5.0	Renewal of Mr. Fildes as Director	Management	Yes	For	For
6.0	Renewal of Mr. Navarre as Director	Management	Yes	For	For

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
7.0	Renewal of Ambassador Stapleton as Director	Management	Yes	For	For
8.0	Renewal of Mr. Van Assche as Director	Management	Yes	For	For
9.0	Annual amount of Directors’ attendance fees (Jetons de presence)	Management	Yes	For	For
10.0	Approval of Agreements referred to in Article L.225-38 ET SEQ. of the French Commercial Code	Management	Yes	For	For
11.0	Authorization to allocate a maximum number of 250,000 free shares for the benefit of the employees of the group as well as to corporate officers of the company, which implies waiving of preferential subscription rights of shareholders in favor of the beneficiaries of the said shares.	Management	Yes	For	For
12.0	Authorization to issue of a maximum number of 350,000 stock warrants reserved for a category of persons defined by the thirteenth resolution, which implies waiving of preferential subscription rights of shareholders on shares issued upon exercise of such warrants	Management	Yes	For	For
13.0	Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the twelfth resolution to the benefit of a category of persons consisting of the company’s directors who are neither authorized agents nor employees of the company, but including the chairman of the Board	Management	Yes	For	For

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
of Directors
14.0	Authorization to be granted to the Board of Directors to Increase the share capital by issuing of shares reserved for the members of a company savings plan established in application of Articles L.3332-18 ET SEQ. of the French Labor Code.	Management	Yes	For	Against
15.0	Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the fourteenth resolution to the benefit of a category of persons consisting of employees of the company	Management	Yes	For	Against
16.0	Authorization to be granted to the Board of Directors for issue of a maximum number of two million (2,000,000) ordinary shares of a nominal value of EUR 0.12196, in the form of American Depositary Shares (ADS), with removal of the shareholders’ preferential subscription rights and reserved for a category of persons defined by the seventeenth resolution; authorization to be granted to the Board of Directors for carrying out the resulting capital increases	Management	Yes	For	For
17.0	Cancellation of the preferential right of subscription attributed to the shareholders with respect to the capital increase set forth in the sixteenth resolution to the benefit of a category of	Management	Yes	For	For

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
persons consisting of any public or private French of foreign company engages (I) in the manufacture, sale, marketing and/or distribution of pharmaceutical products or active pharmaceutical ingredients of (II) in operational activities related to pharmaceutical industry.
18.	Powers for Formalities	Management	Yes	For	For

Points International Ltd.
Ticker:	PCOM	Security ID:	730843-208
Meeting Date:	05/5/2015	Meeting Type:	Annual
Record Date:	03/24/2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Election of Directors:
1.1	Bernay Box	Management	Yes	For	For
1.2	Christopher Barnaard	Management	Yes	For	For
1.3	Michael Beckerman	Management	Yes	For	For
1.4	Douglas Carty	Management	Yes	For	For
1.5	Bruce Croxon	Management	Yes	For	For
1.6	Robert Maclean	Management	Yes	For	For
2.0	The appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the directors to fix their remuneration.	Management	Yes	For	For

Charles & Colvard, Ltd.
Ticker:	CTHR	Security ID:	159765-106
Meeting Date:	05/20/201	Meeting Type:	Annual
Record Date:	03/31/2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Election of Directors:
1.1	H. Marvin Beasley	Management	No
1.2	Anne M. Butler	Management	No
1.3	George R. Butler	Management	No
1.4	Neal L. Goldman	Management	No
1.5	Ollin B. Sykes	Management	No
2.0	Proposal to approve an amendment to the Charles & Colvard, Let. 2008 stock incentive plan to increase the number of shares authorized for issuance under the plan by 1,500,000 shares	Management	No
3.0	Proposal to ratify the appointment of BDO USA, LLP as the company’s independent registered public accounting firm for the year endinbg December 31, 2015	Management	No
4.0	Proposal to vote, on an advisory (nonbinding) basis, to approve executive compensation	Management	No

Apivio Systems Inc.
Ticker:	APV	Security ID:	03765B104
Meeting Date:	06/18/2015	Meeting Type:	Annual
Record Date:	05/11/2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	To receive the consolidated audited financial statements of the Company for the year ended December 31, 2014 and the report of the auditors thereon;	Management	No

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
2.0	To appoint KPMG LLP, Chartered Accountants as auditors for the ensuing year at a remuneration to be fixed by the directors of the Company;	Management	No
3.0	To set the number of directors for the ensuing year at six;	Management	No
4.0	To elect directors for the ensuing year; and	Management	No
5.0	To transact such other business as may properly come before the meeting or any postponement or adjournment thereof.	Management	No

Bovie Medical Corporation
Ticker:	BVX	Security ID:	10211F100
Meeting Date:	July 16, 2015	Meeting Type:	Annual
Record Date:	May 29, 2015

Item:	Matter to be Voted On:	Proposed by:	Shares Voted:	How Voted:	For or Against Management:
1.0	Director
1.1	Andrew Makrides	Management	Yes	For	For
1.2	Robert L. Gershon	Management	Yes	For	For
1.3	J. Robert Saron	Management	Yes	For	For
1.4	Michael Geraghty	Management	Yes	For	For
1.5	Charles T. Orsatti	Management	Yes	For	For
1.6	Lawrence J. Waldman	Management	Yes	For	For
1.7	John C. Andres	Management	Yes	For	For
2.0	The approval of the 2015 share incentive plan.	Management	Yes	For	For
3.0	The ratification of Frazier & Deeter, LLC as the Company’s independent public accountants for the year ending December 31, 2015.	Management	Yes	For	For
4.0	The approval of a non-binding advisory proposal approving a resolution supporting the compensation of named executive officers.	Management	Yes	For	For